FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 14, 2020
Disclosure of detailed information about borrowings [line items]
Debt in breach of asset-level financial covenants	$ 145,000,000
Credit facility, maximum borrowing capacity	1,131,000,000
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,400,000,000	$ 4,305,000,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% change in value of investments on equity	58,000,000
Impact of 10 percent change in value of investments on profit loss	58,000,000
Marketable securities | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	588,000,000	526,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	1,975,000,000
Non-recourse borrowings	0	1,131,000,000
Letter of credit outstanding amount	12,000,000	63,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	500,000,000
Non-recourse borrowings	0	$ 0
Syndicated Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000		$ 1,000,000,000